                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 12/31/01
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     2/12/02
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:  460,081,308
                                         -------------------
 Form 13F Information Table Value Total: $ 438721414
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

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------------------------------------------------------------------------------------------------------------------------------------

            Form 13F Information Table - Birinyi Associates 12/31/01

               Column 1                   Column 2     Column 3 Column 4          Column 5            Column 6          Column 8
               --------                   --------     -------- --------          --------            --------          --------
               Name of                 Title of class   CUSIP     Value   Shrs or  SH/PRN  Put/Call  Investment     Voting authority
                Issuer                                          (x $1000) prn amt                    discretion    Sole  Shared None
               -------                 --------------   -----   --------- -------  ------  --------  ----------    ----  ------ ----
SPDR Trust Series 1                     COMMON STOCK  78462F103  $43,192  378,115                       SOLE     378,115
International Business Machines Corp    COMMON STOCK  459200101  $29,264  241,932                       SOLE     241,932
Citigroup Inc                           COMMON STOCK  172967101  $19,412  384,543                       SOLE     384,543
AOL Time Warner Inc                     COMMON STOCK  00184A105  $14,625  455,616                       SOLE     455,616
Microsoft Corp                          COMMON STOCK  594918104  $13,770  207,855                       SOLE     207,855
General Electric Co                     COMMON STOCK  369604103  $13,569  338,541                       SOLE     338,541
Goldman Sachs Group Inc                 COMMON STOCK  38141G104  $10,643  114,750                       SOLE     114,750
Wal-Mart Stores Inc                     COMMON STOCK  931142103  $8,589   149,250                       SOLE     149,250
Exxon Mobil Corp                        COMMON STOCK  30231G102  $8,220   209,152                       SOLE     209,152
Bristol-Myers Squibb Co                 COMMON STOCK  110122108  $7,785   152,650                       SOLE     152,650
Pfizer Inc                              COMMON STOCK  717081103  $7,113   178,482                       SOLE     178,482
Intel Corp                              COMMON STOCK  458140100  $6,524   207,432                       SOLE     207,432
Johnson & Johnson                       COMMON STOCK  478160104  $6,328   107,070                       SOLE     107,070
Texas Instruments Inc                   COMMON STOCK  882508104  $5,911   211,100                       SOLE     211,100
JP Morgan Chase & Co                    COMMON STOCK  46625H100  $5,002   137,594                       SOLE     137,594
Berkshire Hathaway Inc                  COMMON STOCK  084670108  $4,990      66                         SOLE       66
Morgan Stanley Dean Witter & Co         COMMON STOCK  617446448  $4,773    85,330                       SOLE     85,330
Minnesota Mining & Manufacturing Co     COMMON STOCK  604059105  $4,592    38,850                       SOLE     38,850
Philip Morris Cos Inc                   COMMON STOCK  718154107  $4,562    99,500                       SOLE     99,500
Dell Computer Corp                      COMMON STOCK  247025109  $4,555   167,600                       SOLE     167,600
Merck & Co Inc                          COMMON STOCK  589331107  $4,478    76,160                       SOLE     76,160
Merrill Lynch & Co Inc                  COMMON STOCK  590188108  $4,375    83,950                       SOLE     83,950
American Express Co                     COMMON STOCK  025816109  $4,264   119,475                       SOLE     119,475
Fannie Mae                              COMMON STOCK  313586109  $3,975    50,000                       SOLE     50,000
Home Depot Inc                          COMMON STOCK  437076102  $3,685    72,250                       SOLE     72,250
Schlumberger Ltd                        COMMON STOCK  806857108  $3,605    65,600                       SOLE     65,600
Electronic Data Systems Corp            COMMON STOCK  285661104  $3,393    49,500                       SOLE     49,500
BP PLC                                       ADR      055622104  $2,988    64,248                       SOLE     64,248
Coca-Cola Co                            COMMON STOCK  191216100  $2,945    62,456                       SOLE     62,456
American International Group            COMMON STOCK  026874107  $2,837    35,730                       SOLE     35,730
Procter & Gamble Co                     COMMON STOCK  742718109  $2,580    32,600                       SOLE     32,600
BellSouth Corp                          COMMON STOCK  079860102  $2,572    67,408                       SOLE     67,408
Verizon Communications Inc              COMMON STOCK  92343V104  $2,566    54,077                       SOLE     54,077
Tyco International Ltd                  COMMON STOCK  902124106  $2,530    42,950                       SOLE     42,950
Cisco Systems Inc                       COMMON STOCK  17275R102  $2,301   127,046                       SOLE     127,046
Amgen Inc                               COMMON STOCK  031162100  $2,122    37,600                       SOLE     37,600
Lehman Brothers Holdings Inc            COMMON STOCK  524908100  $2,051    30,700                       SOLE     30,700
Eli Lilly & Co                          COMMON STOCK  532457108  $2,034    25,900                       SOLE     25,900
Alliance Capital Management Holding LP  COMMON STOCK  01855A101  $1,715    35,500                       SOLE     35,500
ChevronTexaco Corp                      COMMON STOCK  166764100  $1,694    18,900                       SOLE     18,900
Berkshire Hathaway Inc                  COMMON STOCK  084670207  $1,659     657                         SOLE       657
Nokia OYJ                                    ADR      654902204  $1,617    65,900                       SOLE     65,900
Pepsico Inc                             COMMON STOCK  713448108  $1,602    32,900                       SOLE     32,900
Consolidated Edison Inc                 COMMON STOCK  209115104  $1,514    37,500                       SOLE     37,500
American Home Products Corp             COMMON STOCK  026609107  $1,239    20,200                       SOLE     20,200
United Technologies Corp                COMMON STOCK  913017109  $1,131    17,500                       SOLE     17,500
Best Buy Co Inc                         COMMON STOCK  086516101  $1,073    14,400                       SOLE     14,400
Eastman Kodak Co                        COMMON STOCK  277461109  $1,048    35,625                       SOLE     35,625
Abbott Laboratories                     COMMON STOCK  002824100  $1,024    18,370                       SOLE     18,370
Duke Energy Corp                        COMMON STOCK  264399106   $962     24,500                       SOLE     24,500
SBC Communications Inc                  COMMON STOCK  78387G103   $877     22,388                       SOLE     22,388
General Motors Corp                     COMMON STOCK  370442105   $875     18,000                       SOLE     18,000
TXU Corp                                COMMON STOCK  873168108   $802     17,000                       SOLE     17,000


            Form 13F Information Table - Birinyi Associates 12/31/01

               Column 1                   Column 2     Column 3 Column 4          Column 5            Column 6          Column 8
               --------                   --------     -------- --------          --------            --------          --------
               Name of                 Title of class   CUSIP     Value   Shrs or  SH/PRN  Put/Call  Investment     Voting authority
                Issuer                                          (x $1000) prn amt                    discretion    Sole  Shared None
               -------                 --------------   -----   --------- -------  ------  --------  ----------    ----  ------ ----
Washington Mutual Inc                   COMMON STOCK  939322103   $785     24,000                       SOLE     24,000
Qualcomm Inc                            COMMON STOCK  747525103   $727     14,400                       SOLE     14,400
Northrop Grumman Corp                   COMMON STOCK  666807102   $655     6,500                        SOLE      6,500
Household International Inc             COMMON STOCK  441815107   $655     11,300                       SOLE     11,300
UST Inc                                 COMMON STOCK  902911106   $648     18,500                       SOLE     18,500
WorldCom Inc - MCI Group                COMMON STOCK  98157D304   $565     44,500                       SOLE     44,500
Dow Chemical Co                         COMMON STOCK  260543103   $557     16,500                       SOLE     16,500
Immunomedics Inc                        COMMON STOCK  452907108   $547     27,000                       SOLE     27,000
Peoples Bank Bridgeport                 COMMON STOCK  710198102   $546     25,700                       SOLE     25,700
Equity Office Properties Trust          COMMON STOCK  294741103   $526     17,500                       SOLE     17,500
Wells Fargo & Co                        COMMON STOCK  949746101   $521     12,000                       SOLE     12,000
Freddie Mac                             COMMON STOCK  313400301   $510     7,800                        SOLE      7,800
CMS Energy Corp                         COMMON STOCK  125896100   $505     21,000                       SOLE     21,000
Oracle Corp                             COMMON STOCK  68389X105   $491     35,548                       SOLE     35,548
Qwest Communications International      COMMON STOCK  749121109   $412     29,137                       SOLE     29,137
Phillips Petroleum Co                   COMMON STOCK  718507106   $392     6,500                        SOLE      6,500
Medimmune Inc                           COMMON STOCK  584699102   $278     6,000                        SOLE      6,000
Analog Devices Inc                      COMMON STOCK  032654105   $266     6,000                        SOLE      6,000
Hewlett-Packard Co                      COMMON STOCK  428236103   $246     12,000                       SOLE     12,000
Gillette Co                             COMMON STOCK  375766102   $242     7,250                        SOLE      7,250
FedEx Corp                              COMMON STOCK  31428X106   $233     4,500                        SOLE      4,500
Tiffany & Co                            COMMON STOCK  886547108   $223     7,100                        SOLE      7,100
Harley-Davidson Inc                     COMMON STOCK  412822108   $218     4,020                        SOLE      4,020
Aflac Inc                               COMMON STOCK  001055102   $215     8,734                        SOLE      8,734
Boeing Co                               COMMON STOCK  097023105   $213     5,500                        SOLE      5,500
Nvidia Corp                             COMMON STOCK  67066G104   $201     3,000                        SOLE      3,000
Ford Motor Co                           COMMON STOCK  345370860   $165     10,500                       SOLE     10,500
Enron Corp                              COMMON STOCK  293561106    $60    100,000                       SOLE     100,000
Telefonaktiebolaget LM Ericsson              ADR      294821400    $52     10,000                       SOLE     10,000
Neomedia Technologies Inc               COMMON STOCK  640505103    $1      10,000                       SOLE     10,000
VelocityHSI Inc                         COMMON STOCK  92257K102    $0      24,300                       SOLE     24,300
United States Treasury Bill  01/10/02       BILL      912795JB8   $495    495,000                       SOLE     495,000